Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 2,923	$ 3,010
Additions	565	392
Capitalization of borrowing costs	7	3
Disposals	(3)	(10)
Depreciation for the year	(422)	(419)	$ (445)
Impairment losses, net of reversals	(31)	(10)
Other transfers	(4)	(68)
Effect of movements in exchange rates	(14)	25
Property, plant and equipment, ending balance	3,021	2,923	3,010
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	170	168
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	0	0
Depreciation for the year	0	0
Impairment losses, net of reversals	0	0
Other transfers	(6)	(1)
Effect of movements in exchange rates	(1)	3
Property, plant and equipment, ending balance	163	170	168
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	472	498
Additions	0	2
Capitalization of borrowing costs	0	0
Disposals	0	0
Depreciation for the year	(50)	(50)
Impairment losses, net of reversals	(3)	0
Other transfers	39	18
Effect of movements in exchange rates	(2)	4
Property, plant and equipment, ending balance	456	472	498
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,965	2,100
Additions	0	0
Capitalization of borrowing costs	0	0
Disposals	(3)	(10)
Depreciation for the year	(370)	(367)
Impairment losses, net of reversals	(28)	(9)
Other transfers	417	235
Effect of movements in exchange rates	(10)	16
Property, plant and equipment, ending balance	1,971	1,965	2,100
Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	300	226
Additions	564	390
Capitalization of borrowing costs	7	3
Disposals	0	0
Depreciation for the year	0	0
Impairment losses, net of reversals	0	(1)
Other transfers	(454)	(320)
Effect of movements in exchange rates	(1)	2
Property, plant and equipment, ending balance	416	300	226
Finance leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	16	18
Additions	1	0
Capitalization of borrowing costs	0	0
Disposals	0	0
Depreciation for the year	(2)	(2)
Impairment losses, net of reversals	0	0
Other transfers	0	0
Effect of movements in exchange rates	0	0
Property, plant and equipment, ending balance	15	16	$ 18
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,332
Property, plant and equipment, ending balance	6,730	6,332
Cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	170
Property, plant and equipment, ending balance	163	170
Cost | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	903
Property, plant and equipment, ending balance	932	903
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,931
Property, plant and equipment, ending balance	5,190	4,931
Cost | Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	300
Property, plant and equipment, ending balance	416	300
Cost | Finance leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	28
Property, plant and equipment, ending balance	29	28
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(3,359)
Property, plant and equipment, ending balance	(3,646)	(3,359)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(431)
Property, plant and equipment, ending balance	(474)	(431)
Accumulated depreciation | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,916)
Property, plant and equipment, ending balance	(3,158)	(2,916)
Accumulated depreciation | Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated depreciation | Finance leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(12)
Property, plant and equipment, ending balance	(14)	(12)
Accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(50)
Property, plant and equipment, ending balance	(63)	(50)
Accumulated impairment losses | Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated impairment losses | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	(2)	0
Accumulated impairment losses | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(50)
Property, plant and equipment, ending balance	(61)	(50)
Accumulated impairment losses | Capital work in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Accumulated impairment losses | Finance leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	$ 0	$ 0